Accounting Principles (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Principles
Schedule of financial assets and liabilities measured at fair value

At June 30, 2025 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	42,251
Short-term financial debt – derivatives	—	—	—
Total liabilities	—	—	42,251

At December 31, 2024 (in thousands of euros)	Level 1	Level 2	Level 3
Financial liabilities at fair value through profit or loss
Long-term financial debt – derivatives	—	—	24,315
Short-term financial debt – derivatives	—	—	73,400
Total liabilities	—	—	97,715